Shareholders' Equity (Deficiency) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Outstanding at beginning of year (in shares)	1,499,553	[1]	279,936	[1]
Number of share options, Granted (in shares)	355,749	[2]	1,219,617	[1],[2]
Number of share options, Exercised (in shares)	(241,299)		0	[1]
Number of share options, Outstanding at end of year (in shares)	1,614,003		1,499,553	[1]
Number of share options, Options exercisable at year end (in shares)	1,227,387		1,331,154	[1]
Weighted average exercise price, Options outstanding at beginning of year (in dollars per share)	$ 1.17	[1]	$ 3.28	[1]
Weighted average exercise price, Granted (in dollars per share)	$ 5.35	[2]	$ 0.64	[1],[2]
Weighted average exercise price, Exercised (in dollars per share)	$ 3.57		$ 0	[1]
Weighted average exercise price, Outstanding at end of year (in dollars per share)	$ 1.70		$ 1.17	[1]
Weighted average exercise price, Options exercisable at year end (in dollars per share)	$ 1.40		$ 1.02	[1]

[1]	Retroactively adjusted to reflect the 729:1 share split, which occurred upon the consummation of the Reorganization.
[2]	Excluding grant of 330 thousand options subject to approval of the general shareholders’ meeting.